Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Legal fees paid or payable to a firm affiliated with a director	$ 0	$ 30	$ 53
Director
Disclosure of transactions between related parties [line items]
Legal fees paid or payable to a firm affiliated with a director	$ 0	$ 30	$ 53